Agency Agreements (Details) - USD ($) $ in Thousands			1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 01, 2017	Jan. 01, 2012	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Agency agreements
Revenues			$ 18,980
Card related pre-funding and receivables			899		$ 899
Agency Agreement Western Union
Agency agreements
Deferred Revenue, December 31, 2018 Balance			7,520		7,520
Agency Agreement with Western Union, effective 2012
Agency agreements
Term of agreement		5 years
Revenues			172
Agency Agreement with Western Union, effective 2012 | Maximum
Agency agreements
Incentive bonus		$ 500
New Agency Agreement with Western Union, effective January 2017
Agency agreements
Term of agreement	5 years
Revenues			111
Deferred Revenue, December 31, 2018 Balance			6,600		6,600
New Store Bonus With Western Union
Agency agreements
Deferred Revenue, December 31, 2018 Balance			920		920
New Store Bonus With Western Union | Other Income
Agency agreements
Deferred Revenue, December 31, 2018 Balance			17		17
Agency agreement with an entity which is a prepaid debit card program manager
Agency agreements
Card related pre-funding and receivables			899		899	$ 1,062
Agency agreement with an entity which is a prepaid debit card program manager | Other Income
Agency agreements
Revenues			39
Predecessor
Agency agreements
Revenues				$ 327,258		364,067	$ 402,329
Card related pre-funding and receivables						1,062
Predecessor | Agency Agreement Western Union
Agency agreements
Deferred Revenue, January 1, 2018 Balance				10,055	10,055
Revenues					2,535
Deferred Revenue, December 31, 2018 Balance						10,055
Predecessor | Agency Agreement with Western Union, effective 2012
Agency agreements
Revenues				3,089		3,410	3,830
Predecessor | New Agency Agreement with Western Union, effective January 2017
Agency agreements
Bonus received for signing up new store	$ 11,000
Deferred Revenue, January 1, 2018 Balance				8,800	8,800
Revenues			2,089	2,200	2,200
Deferred Revenue, December 31, 2018 Balance						8,800
Predecessor | New Agency Agreement with Western Union, effective January 2017 | Other Income
Agency agreements
Bonus received for signing up new store							2,640
Predecessor | New Store Bonus With Western Union
Agency agreements
Deferred Revenue, January 1, 2018 Balance				1,255	1,255
Revenues					$ 335
Deferred Revenue, December 31, 2018 Balance						1,255
Predecessor | New Store Bonus With Western Union | Other Income
Agency agreements
Deferred Revenue, January 1, 2018 Balance	$ 339		$ 318			339
Deferred Revenue, December 31, 2018 Balance				318			339
Predecessor | Agency agreement with an entity which is a prepaid debit card program manager | Other Income
Agency agreements
Revenues				$ 816		$ 965	$ 1,082